Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fixed Assets

Major classes of fixed assets consist of the following (in millions):

	December 31,
	2012	2011
Office equipment	$15.1	$11.8
Furniture and fixtures	74.2	71.2
Computer equipment	116.7	99.7
Leasehold improvements	52.2	45.9
Software	102.7	105.4
Other	2.9	2.5

	363.8	336.5
Accumulated depreciation	(258.4)	(245.2)

Net fixed assets	$105.4	$91.3